As filed with the  Securities  and  Exchange  Commission  on September 9, 2002

                                                              File No.333-81592
                                                                      811-07467
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                        Post Effective Amendment No. [1]

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                            1940 [x] Amendment No. 48

                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                 Copies of all communications to:

RICHARD T. CHOI, ESQUIRE                      DAVID A. McHALE, ESQUIRE
FOLEY & LARDNER                               ALLSTATE LIFE INSURANCE
3000 K STREET, N.W.                             COMPANY OF NEW YORK
SUITE 500                                     3100 SANDERS ROAD
WASHINGTON, D.C. 20007                        SUITE J5B
                                              NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on May 1, 2002 pursuant to paragraph (b) of Rule 485 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                  Supplement, dated September 9th, 2002, to the
         "Allstate New York Provider Ultra Variable Annuity" Prospectus
                              dated June 15, 2002,
        now marketed as the " Allstate Provider Ultra Variable Annuity"

The purpose of this supplement is to change the contract name of the Allstate New York Provider Ultra Variable Annuity to the "Allstate Provider Ultra Variable Annuity".


Your prospectus is amended as follows:

Replace all references to the "Allstate New York Provider Ultra Variable Annuity" with the new Contract name of " Allstate Provider Ultra Variable Annuity."